Parties-In-Interest - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by plan for custodial, advisory, and record keeping services	$ 194,042
Investment in common stock, value	119,789,931	$ 107,100,843
Fidelity Management Trust Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by plan for custodial, advisory, and record keeping services	194,042
Employer Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common stock, value	3,224,733	5,203,906
Employer Common Stock | Fidelity Management Trust Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common stock, value	$ 3,224,733	$ 5,203,906
Investment in common stock, shares	461,335	428,658
Investment in common stock, market price per share	$ 6.99	$ 12.14